Segment Reporting (Details) - Schedule of identifiable long-lived tangible assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting (Details) - Schedule of identifiable long-lived tangible assets [Line Items]
Identifiable long-lived tangible assets	$ 145,670	$ 18,683
C-Bond [Member]
Segment Reporting (Details) - Schedule of identifiable long-lived tangible assets [Line Items]
Identifiable long-lived tangible assets	11,266	18,683
Mobile Tint [Member]
Segment Reporting (Details) - Schedule of identifiable long-lived tangible assets [Line Items]
Identifiable long-lived tangible assets	$ 134,404